Other intangible assets (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		$ 5,942.3	[1]	$ 6,629.3
Other Intangible Assets, ending		5,383.0		5,942.3	[1]
Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		69.8		91.0
Other Intangible Assets, ending		78.0		69.8
Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		42.7		52.4
Other Intangible Assets, ending		36.1		42.7
Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		1,509.7		1,679.6
Other Intangible Assets, ending		1,335.5		1,509.7
Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		199.3		218.8
Other Intangible Assets, ending		181.3		199.3
Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		4,119.0		4,575.7
Other Intangible Assets, ending		3,752.1		4,119.0
Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		1.8		11.8
Other Intangible Assets, ending		0.0		1.8
Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		8,172.9		8,218.6
Additions		71.7		28.8
Disposals		(11.2)		(26.5)
Effects of movements in exchange rates		59.1		(94.8)
Other Intangible Assets, ending		8,299.9		8,172.9
Cost [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions		6.6
Cost [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions				61.2
Cost [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions		0.8		0.5
Cost [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		146.7		141.1
Additions		55.5		12.3
Disposals		(11.2)		(7.4)
Effects of movements in exchange rates		0.5		0.7
Other Intangible Assets, ending		191.5		146.7
Cost [Member] | Purchased Software [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Purchased Software [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions				0.0
Cost [Member] | Purchased Software [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions		0.0		0.0
Cost [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		257.0		259.1
Additions		16.2		16.5
Disposals		0.0		(19.1)
Effects of movements in exchange rates		0.0		0.0
Other Intangible Assets, ending		274.0		257.0
Cost [Member] | Product Development Costs [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Product Development Costs [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions				0.0
Cost [Member] | Product Development Costs [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions		0.8		0.5
Cost [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		2,178.6		2,158.5
Additions		0.0		0.0
Disposals		0.0		0.0
Effects of movements in exchange rates		16.0		(24.4)
Other Intangible Assets, ending		2,201.2		2,178.6
Cost [Member] | Technology [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions		6.6
Cost [Member] | Technology [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions				44.5
Cost [Member] | Technology [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions		0.0		0.0
Cost [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		267.3		267.7
Additions		0.0		0.0
Disposals		0.0		0.0
Effects of movements in exchange rates		1.9		(4.6)
Other Intangible Assets, ending		269.2		267.3
Cost [Member] | Trade Names [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Trade Names [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions				4.2
Cost [Member] | Trade Names [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions		0.0		0.0
Cost [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		5,323.3		5,377.2
Additions		0.0		0.0
Disposals		0.0		0.0
Effects of movements in exchange rates		40.7		(66.4)
Other Intangible Assets, ending		5,364.0		5,323.3
Cost [Member] | Customer Relationships [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Customer Relationships [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions				12.5
Cost [Member] | Customer Relationships [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions		0.0		0.0
Cost [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		0.0		15.0
Additions		0.0		0.0
Disposals		0.0		0.0
Effects of movements in exchange rates		0.0		(0.1)
Other Intangible Assets, ending		0.0		0.0
Cost [Member] | Lease Contracts [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Lease Contracts [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions				0.0
Cost [Member] | Lease Contracts [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions		0.0		0.0
Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(2,232.4)		(1,589.3)
Disposals		10.6		26.5
Amortization charge for the year		674.1		716.5
Effects of movements in exchange rates		21.0		(33.8)
Other Intangible Assets, ending		(2,916.9)		(2,232.4)
Accumulated Amortization [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(76.9)		(50.1)
Disposals		10.6		7.4
Amortization charge for the year		46.5		34.1
Effects of movements in exchange rates		0.7		0.1
Other Intangible Assets, ending		(113.5)		(76.9)
Accumulated Amortization [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(214.3)		(206.7)
Disposals		0.0		19.1
Amortization charge for the year		23.5		26.7
Effects of movements in exchange rates		0.1		0.0
Other Intangible Assets, ending		(237.9)		(214.3)
Accumulated Amortization [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(668.9)		(478.9)
Disposals		0.0		0.0
Amortization charge for the year		190.2		200.1
Effects of movements in exchange rates		6.6		(10.1)
Other Intangible Assets, ending		(865.7)		(668.9)
Accumulated Amortization [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(68.0)		(48.9)
Disposals		0.0		0.0
Amortization charge for the year		19.1		20.9
Effects of movements in exchange rates		0.8		(1.8)
Other Intangible Assets, ending		(87.9)		(68.0)
Accumulated Amortization [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(1,204.3)		(801.5)
Disposals		0.0		0.0
Amortization charge for the year		394.8		424.8
Effects of movements in exchange rates		12.8		(22.0)
Other Intangible Assets, ending		(1,611.9)		(1,204.3)
Accumulated Amortization [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		0.0		(3.2)
Disposals		0.0		0.0
Amortization charge for the year		0.0		9.9
Effects of movements in exchange rates		0.0		0.0
Other Intangible Assets, ending		0.0		0.0
Previously Stated [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		8,187.8
Other Intangible Assets, ending				8,187.8
Previously Stated [Member] | Cost [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		146.7
Other Intangible Assets, ending				146.7
Previously Stated [Member] | Cost [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		257.0
Other Intangible Assets, ending				257.0
Previously Stated [Member] | Cost [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		2,178.6
Other Intangible Assets, ending				2,178.6
Previously Stated [Member] | Cost [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		267.3
Other Intangible Assets, ending				267.3
Previously Stated [Member] | Cost [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		5,323.3
Other Intangible Assets, ending				5,323.3
Previously Stated [Member] | Cost [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		14.9
Other Intangible Assets, ending				14.9
Previously Stated [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(2,245.5)
Other Intangible Assets, ending				(2,245.5)
Previously Stated [Member] | Accumulated Amortization [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(76.9)
Other Intangible Assets, ending				(76.9)
Previously Stated [Member] | Accumulated Amortization [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(214.3)
Other Intangible Assets, ending				(214.3)
Previously Stated [Member] | Accumulated Amortization [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(668.9)
Other Intangible Assets, ending				(668.9)
Previously Stated [Member] | Accumulated Amortization [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(68.0)
Other Intangible Assets, ending				(68.0)
Previously Stated [Member] | Accumulated Amortization [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(1,204.3)
Other Intangible Assets, ending				(1,204.3)
Previously Stated [Member] | Accumulated Amortization [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(13.1)
Other Intangible Assets, ending				(13.1)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	(14.9)
Other Intangible Assets, ending	[2]			(14.9)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	0.0
Other Intangible Assets, ending	[2]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	0.0
Other Intangible Assets, ending	[2]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	0.0
Other Intangible Assets, ending	[2]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	0.0
Other Intangible Assets, ending	[2]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	0.0
Other Intangible Assets, ending	[2]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	(14.9)
Other Intangible Assets, ending	[2]			(14.9)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	(13.1)
Other Intangible Assets, ending	[2]			(13.1)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortization [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	0.0
Other Intangible Assets, ending	[2]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortization [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	0.0
Other Intangible Assets, ending	[2]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortization [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	0.0
Other Intangible Assets, ending	[2]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortization [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	0.0
Other Intangible Assets, ending	[2]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortization [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	0.0
Other Intangible Assets, ending	[2]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortization [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[2]	$ (13.1)
Other Intangible Assets, ending	[2]			$ (13.1)

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[2]	Lease contracts have been reclassified to right-of-use assets following the adoption of IFRS 16 on November 1, 2019.